Income Taxes - Provision For Taxes on Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Currently payable:
U.S. taxes					$ 75	$ 8	$ 308
International taxes					318	318	356
Total current taxes					393	326	664
Deferred:
U.S. taxes					205	627	(741)
International taxes					(48)	(59)	(60)
Total deferred			$ 155	$ 62	157	568	(801)
Provision (benefit) for taxes on income	$ 209	$ 171	$ 488	$ 255	$ 550	$ 894	$ (137)